SCHEDULE OF BUSINESS ACQUISITION (Details) - USD ($)	Feb. 17, 2021	Jan. 22, 2021	May 16, 2019
Business Acquisition [Line Items]
Cash			$ 185,633
Accounts receivables, net			506,951
Prepaid expenses and other current assets			216,956
Right-of-use asset			576,566
Fixed and intangible assets			68,260
Customer relationships			448,800
Tradenames			49,799
Investment			42,248
Other assets			37,950
Accounts payable and accrued expenses			(173,197)
Accrued payroll and related taxes			(325,629)
Accrued duties and taxes			(66,765)
Lease liability			(585,207)
Deferred revenue			(3,618)
Cash overdraft			(471,017)
Debt – related parties			(61,273)
Debt			(29,041)
Net assets and liabilities acquired			$ 417,416
Rohuma, LLC [Member]
Business Acquisition [Line Items]
Cash		$ 6,027
Accounts receivables, net		4,179
Prepaid expenses and other current assets		8,943
Fixed and intangible assets		4,512
Investment		1,440
Accounts payable and accrued expenses		(58,153)
Accrued payroll and related taxes
Accrued duties and taxes		(2,688)
Cash overdraft		(2,980)
Debt – related parties		(37,776)
Debt		(10,000)
Net assets and liabilities acquired		(86,496)
Comprehensive income
MIMO Technologies PVT Ltd [Member]
Business Acquisition [Line Items]
Cash	$ 43,851
Accounts receivables, net	58,692
Prepaid expenses and other current assets	272,872
Fixed and intangible assets	153,186
Accounts payable and accrued expenses	(708,833)
Accrued payroll and related taxes	(104,750)
Accrued duties and taxes	(28,213)
Debt – related parties	(343,118)
Debt	(236,712)
Net assets and liabilities acquired	(935,760)
Comprehensive income	$ (42,735)